OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Current Portion
Other receivable - current portion	¥ 8,596,816	$ 1,351,399	¥ 6,939,676
Third Party.
Current Portion
Business advances to officers and staffs (A)	1,633,123	256,723	957,277
Deposits for projects	2,036,195	320,085	1,982,987
VAT recoverable	3,277,675	515,243	3,562,295
Others	2,543,476	399,828	1,469,949
Other Receivables	9,490,469	1,491,879	7,972,508
Less: Long term portion (B)	(324,515)	(51,013)	(114,679)
Allowance for credit losses	(569,138)	(89,467)	(918,153)
Other receivable - current portion	¥ 8,596,816	$ 1,351,399	¥ 6,939,676